Provisions (Details) € in Thousands	12 Months Ended
Jun. 30, 2022 EUR (€) item
Provisions
Provisions at beginning of fiscal year	€ 717
Additions	41
Provisions at end of fiscal year	€ 758
Number of facilities for which dismantling provisions are assed | item	3
Dismantling provisions
Provisions
Provisions at beginning of fiscal year	€ 629
Additions	41
Provisions at end of fiscal year	670
Other provisions
Provisions
Provisions at beginning of fiscal year	88
Provisions at end of fiscal year	€ 88